RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Q3) (Details) - USD ($)		3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Aug. 18, 2020	Jun. 30, 2020	Mar. 31, 2020
BALANCE SHEETS
Class A common stock subject to possible redemption		$ 230,000,000			$ 230,000,000		$ 230,000,000	$ 230,000,000	$ 230,000,000	$ 200,000,000
Class A common stock					65			65		65
Additional paid-in capital									0
Accumulated deficit	$ (1,000)	(20,735,459)			(19,823,320)		(20,735,459)	(19,823,320)	(21,431,991)	(18,557,577)
Total Stockholders' Equity (Deficit)	(1,000)	(20,734,819)	$ (21,459,076)	$ (16,789,641)	(19,822,680)	$ (21,459,076)	(20,734,819)	(19,822,680)	(21,431,351)	(18,556,937)	$ 24,000	$ 24,000
STATEMENT OF CASH FLOWS
Initial classification of common stock subject to possible redemption								230,000,000	230,000,000
STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT)
Sale of 23,000,000 Units, net of underwriting discounts					0
Class A common stock subject to possible redemption									(25,517,456)
Accretion to common stock subject to redemption amount					25,517,456
Stockholders' Equity Attributable to Parent	$ (1,000)	(20,734,819)	(21,459,076)	(16,789,641)	(19,822,680)	(21,459,076)	(20,734,819)	(19,822,680)	(21,431,351)	(18,556,937)	$ 24,000	$ 24,000
Restatement of redeemable common stock as temporary equity [Member]
BALANCE SHEETS
Accumulated deficit			(21,459,716)	(16,790,281)	(19,823,320)	(21,459,716)		(19,823,320)	(21,431,991)	(18,557,577)
Total Stockholders' Equity (Deficit)			(21,459,076)	(16,789,641)	(19,822,680)	(21,459,076)		(19,822,680)	(21,431,351)	(18,556,937)
STATEMENT OF CASH FLOWS
Initial classification of common stock subject to possible redemption								230,000,000	230,000,000
STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT)
Accretion to common stock subject to redemption amount								(25,517,456)
Stockholders' Equity Attributable to Parent			(21,459,076)	(16,789,641)	(19,822,680)	(21,459,076)		(19,822,680)	(21,431,351)	(18,556,937)
As Previously Reported
BALANCE SHEETS
Additional paid-in capital			7,089,593	2,420,210	5,453,221	7,089,593		5,453,221	7,061,874	5,837,483
Accumulated deficit			(2,090,494)	2,578,941	(454,099)	(2,090,494)		(454,099)	(2,062,769)	(838,356)
Total Stockholders' Equity (Deficit)			5,000,004	5,000,009	5,000,010	5,000,004		5,000,010	5,000,009	5,000,003
STATEMENT OF CASH FLOWS
Initial classification of common stock subject to possible redemption								204,793,060	204,793,060
Change in value of Class A common stock subject to possible redemption				4,641,710		(27,720)		384,250	(1,224,420)
STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT)
Sale of 23,000,000 Units, net of underwriting discounts								204,482,544
Class A common stock subject to possible redemption								(205,177,310)	(205,177,310)
Change in value of common stock subject to redemption				(4,641,710)		4,669,430			1,608,670
Stockholders' Equity Attributable to Parent			5,000,004	5,000,009	5,000,010	5,000,004		5,000,010	5,000,009	5,000,003
Adjustment
BALANCE SHEETS
Additional paid-in capital			(7,089,593)	(2,420,210)	(5,453,221)	(7,089,593)		(5,453,221)	(7,061,874)	(5,837,483)
Accumulated deficit			(19,369,222)	(19,369,222)	(19,369,221)	(19,369,222)		(19,369,221)	(19,369,222)	(17,719,221)
Total Stockholders' Equity (Deficit)			(26,459,080)	(21,789,650)	$ (24,822,690)	(26,459,080)		(24,822,690)	(26,431,360)	(23,556,940)
STATEMENTS OF OPERATIONS
Basic net (loss) per share					$ (0.03)
Diluted net (loss) per share					$ (0.03)
STATEMENT OF CASH FLOWS
Initial classification of common stock subject to possible redemption								25,206,940	25,206,940
Change in value of Class A common stock subject to possible redemption				(4,641,710)		27,720		(384,250)	1,224,420
STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT)
Sale of 23,000,000 Units, net of underwriting discounts								(204,482,544)
Class A common stock subject to possible redemption								205,177,310	205,177,310
Change in value of common stock subject to redemption				(4,641,710)		(4,669,430)			(1,608,670)
Accretion to common stock subject to redemption amount								(25,517,456)	(25,517,456)
Stockholders' Equity Attributable to Parent			(26,459,080)	(21,789,650)	$ (24,822,690)	(26,459,080)		$ (24,822,690)	(26,431,360)	(23,556,940)
Class A Common Stock
BALANCE SHEETS
Class A common stock		$ 65					$ 65		$ 65
STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic		23,650,000			10,858,152		23,650,000	3,645,803	8,674,180
Weighted average shares outstanding, diluted	0	23,650,000			10,858,152		23,650,000	3,645,803	8,674,180
Basic net (loss) per share	$ 0.00	$ 0.02			$ (0.03)		$ 0.02	$ (0.05)	$ (0.15)
Diluted net (loss) per share	$ 0.00	$ 0.02			$ (0.03)		$ 0.02	$ (0.05)	$ (0.15)
Class A Common Stock | Restatement of redeemable common stock as temporary equity [Member]
BALANCE SHEETS
Class A common stock			$ 65	$ 65	$ 65	$ 65		$ 65	$ 65	65
STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic			23,650,000		10,858,152	23,650,000			20,505,492
Weighted average shares outstanding, diluted			23,650,000	23,650,000	10,858,152	23,650,000			20,505,492
Basic net (loss) per share			$ (0.16)		$ (0.03)			$ (0.05)	$ (0.08)
Diluted net (loss) per share			$ (0.16)	$ 0.16	$ (0.03)			$ (0.05)	$ (0.08)
Class A Common Stock | As Previously Reported
BALANCE SHEETS
Class A common stock			$ 330	$ 283	$ 313	$ 330		$ 313	$ 329	301
STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic			20,821,035		18,952,768	21,926,782		18,952,768	20,323,974
Weighted average shares outstanding, diluted			20,821,035	21,693,414	18,952,768	21,926,782		18,952,768	20,323,974
Class A Common Stock | Adjustment
BALANCE SHEETS
Class A common stock			$ (265)	$ (218)	$ (248)	$ (265)		$ (248)	$ (264)	(236)
STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic			2,828,965		(8,094,616)	1,723,218		(15,306,965)	(11,649,794)
Weighted average shares outstanding, diluted			2,828,965	1,956,586	(8,094,616)	1,723,218		(15,306,965)	(11,649,794)
Basic net (loss) per share			$ (0.16)		$ (0.03)			$ (0.05)	$ (0.15)
Diluted net (loss) per share			$ (0.16)	$ 0.16	$ (0.03)			$ (0.05)	$ (0.15)
Class A Common Stock Subject to Redemption [Member] | Restatement of redeemable common stock as temporary equity [Member]
BALANCE SHEETS
Class A common stock subject to possible redemption			$ 230,000,000	$ 230,000,000	$ 230,000,000	$ 230,000,000		$ 230,000,000	$ 230,000,000	200,000,000
Class A Common Stock Subject to Redemption [Member] | As Previously Reported
BALANCE SHEETS
Class A common stock subject to possible redemption			203,540,920	208,210,350	205,177,310	203,540,920		205,177,310	203,568,640	176,443,060
STATEMENT OF CASH FLOWS
Initial classification of common stock subject to possible redemption								204,793,060	204,793,060
Change in value of Class A common stock subject to possible redemption								384,250	(1,224,420)
STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT)
Class A common stock subject to possible redemption								(205,177,310)
Class A Common Stock Subject to Redemption [Member] | Adjustment
BALANCE SHEETS
Class A common stock subject to possible redemption			$ 26,459,080	$ 21,789,650	$ 24,822,690	$ 26,459,080		24,822,690	26,431,360	$ 23,556,940
STATEMENT OF CASH FLOWS
Initial classification of common stock subject to possible redemption								25,206,940	25,206,940
Change in value of Class A common stock subject to possible redemption								(384,250)	1,224,420
STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT)
Class A common stock subject to possible redemption								$ 205,177,310
Class B Common Stock
BALANCE SHEETS
Class A common stock		$ 575					$ 575		$ 575
STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic		5,750,000			5,301,630		5,750,000	4,918,796	5,127,732
Weighted average shares outstanding, diluted	0	5,750,000			5,301,630		5,750,000	4,918,796	5,127,732
Basic net (loss) per share	$ 0.00	$ 0.02			$ (0.03)		$ 0.02	$ (0.05)	$ (0.15)
Diluted net (loss) per share	$ 0.00	$ 0.02			$ (0.03)		$ 0.02	$ (0.05)	$ (0.15)
Class B Common Stock | Restatement of redeemable common stock as temporary equity [Member]
STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic			5,750,000	5,750,000	5,301,630	5,750,000		4,918,796	5,127,732
Weighted average shares outstanding, diluted			5,750,000		5,301,630	5,750,000		4,918,796	5,127,732
Basic net (loss) per share			$ (0.16)	$ 0.16	$ (0.03)			$ (0.05)	$ (0.08)
Diluted net (loss) per share			$ (0.16)		$ (0.03)			$ (0.05)	$ (0.08)
Class B Common Stock | As Previously Reported
STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic			8,485,715	9,043,136	3,374,881	8,809,768		3,424,425	2,318,726
Weighted average shares outstanding, diluted			8,485,715		3,374,881	8,809,768		3,424,425	2,318,726
Basic net (loss) per share			$ (0.54)	$ 0.51					$ (0.89)
Diluted net (loss) per share			$ (0.54)						$ (0.89)
Class B Common Stock | Adjustment
STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic			(2,735,715)	(3,293,136)	(1,926,749)	(3,059,768)		1,494,371	2,809,006
Weighted average shares outstanding, diluted			(2,735,715)		(1,926,749)	(3,059,768)		1,494,371	2,809,006
Basic net (loss) per share			$ 0.38	$ (0.35)	$ (0.03)			$ (0.05)	$ 0.74
Diluted net (loss) per share			$ 0.38		$ (0.03)			$ (0.05)	$ 0.74